Subsequent events (Details) - Janssen $ in Thousands, € in Millions	Mar. 17, 2025 EUR (€)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Deal value | €			€ 2,700
Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Potential development and commercial milestones payments | $		$ 650,000
Collaboration agreement, compensation per indication | $		220,000
Nanobiotix Corp. | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Collaboration agreement, compensation per indication | $		$ 220,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Deal value | €	€ 2,600
Potential development and commercial milestones payments | €	€ 105